CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (895,111)	$ (502,495)	$ (2,043,108)	$ (1,458,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	678,918	63,880	623,457	580,178
Forgiveness of PPP loan indebtedness	(210,680)
Write off of deferred offering costs and other			123,875
Depreciation and amortization	40,978	13,273	111,311	5,341
Changes in operating assets and liabilities:
Contract assets	62,273	342,760	481,671	(214,882)
Accounts receivable	10,707	(219,886)	(9,397)	690
Prepaid expenses and other current assets	(6,151)	9,857	92,538	(145,026)
Deferred expenses	(75,327)	(54,485)	(73,536)	(104,627)
Accounts payable and accrued expenses	93,747	132,519	(30,959)	(37,052)
Deferred revenue	99,311	12,000	(51,931)	312,378
Total Adjustments	693,776	299,918	1,267,029	397,000
Net Cash Used In Operating Activities	(201,335)	(202,577)	(776,079)	(1,061,169)
Cash Flows From Investing Activities:
Purchases of property and equipment	(21,161)	(223,153)	(686,915)	(367,005)
Cash acquired in reverse capitalization				2,483
Net Cash Used In Investing Activities			(686,915)	(364,522)
Cash Flows From Financing Activities:
Proceeds from government loans			684,580
Payment of deferred loan costs			(4,560)
Payment of government loans			(4,714)
Proceeds from exercise of stock options			405,000
Proceed from sale of common stock, net of costs	5,006,500			2,445,603
Payment of offering costs related to sale of common stock				(16,129)
Payment of deferred offering costs			(39,740)	(30,512)
Payment of offering costs related to sale of common stock				(200,000)
Payment of offering costs	(407,445)
Proceeds from exercise of stock options	68,438	(20,743)
Proceeds from issuance of debt	193,625
Payment of debt	(3,561)
Net Cash Provided by Financing Activities	4,857,557	(20,743)	1,040,566	2,198,962
Net Increase (Decrease) In Cash and Restricted Cash	4,635,061	(446,473)	(422,428)	773,271
Cash and Restricted Cash - Beginning Of Year	375,854	798,282	798,282	25,011
Cash and Restricted Cash - End Of Year	5,010,915	351,810	375,854	798,282
Cash and Restricted Cash Consisted of the Following:
Cash	4,907,753	250,669	272,705	697,141
Restricted cash	103,162	101,141	103,149	101,141
Cash and Restricted Cash	5,010,915	351,810	375,854	798,282
Cash paid during the quarter ended for:
Interest	$ 1,600		2,200
Supplemental information - Issuance of warrant to placement agent				148,202
Fixed assets purchased on account			20,598
Accrual of deferred offering costs				$ 53,471